Investment Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Fair values of Investment securities, pledged as collateral for public deposits	$ 223,005,409	$ 226,633,330
Pooled Trust Preferred Securities [Member]
Investment [Line Items]
Unrealized gain (loss) on other investments	$ 208,933	$ 101,345	$ (15,425)